Share capital - Schedule of number of warrants outstanding and exercise price (Details) - $ / shares		Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding		$ 83.33
Number of warrants outstanding (in Shares)		526,406	210,370	138,831	158,831
Warrants By Expiry Date At May 15Th 2025 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding		$ 97.5
Number of warrants outstanding (in Shares)		577
Warrants By Expiry Date At May 15Th 2025 One [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding		$ 195
Number of warrants outstanding (in Shares)		577
Warrants By Expiry Date At March 23Th 2025 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding		$ 97.5
Number of warrants outstanding (in Shares)		769
Warrants By Expiry Date At May 4Th 2025 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding		$ 1,737.65
Number of warrants outstanding (in Shares)		57
Warrants By Expiry Date At May 10Th 2025 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding		$ 1,737.65
Number of warrants outstanding (in Shares)		29
Warrants By Expiry Date At May 17Th 2025 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding		$ 1,737.65
Number of warrants outstanding (in Shares)		57
Warrants By Expiry Date At May 31St 2025 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding		$ 1,737.65
Number of warrants outstanding (in Shares)		29
Warrants By Expiry Date At June 8Th 2025 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding		$ 627.25
Number of warrants outstanding (in Shares)		23,077
Warrants By Expiry Date At August 6Th 2025 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding	[1]	$ 602.65
Number of warrants outstanding (in Shares)	[1]	21,249
Warrants By Expiry Date At October 20Th 2025 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding	[1]	$ 357.19
Number of warrants outstanding (in Shares)	[1]	53,147
Warrants By Expiry Date At January 16Th 2026 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding		$ 1,737.65
Number of warrants outstanding (in Shares)		26
Warrants By Expiry Date At January 20Th 2026 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding		$ 1,737.65
Number of warrants outstanding (in Shares)		6
Warrants By Expiry Date At December 13Th 2029 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding		$ 7
Number of warrants outstanding (in Shares)		80,000
Warrants By Expiry Date At January 20Th 2030 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding		$ 5.25
Number of warrants outstanding (in Shares)		152,577
Warrants By Expiry Date At March 6Th 2030 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding		$ 5.25
Number of warrants outstanding (in Shares)		10,309
Warrants By Expiry Date At March 28Th 2030 [Member]
Share capital - Schedule of number of warrants outstanding and exercise price (Details) [Line Items]
Exercise Price warrants outstanding		$ 7
Number of warrants outstanding (in Shares)		183,920

[1]	Warrants were issued in US$